Intangible assets - Impairment (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2019	Dec. 31, 2015
Disclosure of information for cash-generating units
Goodwill	£ 8,317	£ 8,396
North America
Disclosure of information for cash-generating units
Goodwill	£ 3,247	£ 3,277
Terminal growth rate	2.00%	2.40%
Discount rate (pre tax)	7.90%	8.00%
EMEA & LatAm
Disclosure of information for cash-generating units
Goodwill	£ 2,926	£ 2,955
Terminal growth rate	2.60%	3.30%
Discount rate (pre tax)	13.20%	11.90%
APAC
Disclosure of information for cash-generating units
Goodwill	£ 2,144	£ 2,164
Terminal growth rate	2.40%	3.30%
Discount rate (pre tax)	10.20%	9.30%
Novartis consumer healthcare business merger
Disclosure of information for cash-generating units
Goodwill recognised				£ 2,600
Pfizer consumer healthcare business merger
Disclosure of information for cash-generating units
Goodwill recognised			£ 5,600